Restatement of Financial Statements	12 Months Ended
Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Restatement of Financial Statements

15.	RESTATEMENT OF FINANCIAL STATEMENTS

In connection with the financial statements for the year end December 31, 2013, the Company determined that a restatement was required due to overstatement of gain on extinguishment of accrued compensation and accrued interest in an amount of $563,804, which should have been accounted for as capital transaction. In addition, the Company had properly reclassified the corresponding salary expense as pertained to service revenue from general and administrative expense to cost of revenue in amount of $168,569.

The following table summarizes the impact of the restatement on our financial statements for the year ended December 31, 2013.

	As Reported	As Restated
Consolidated Statements of Operations and comprehensive Income (Loss):
Cost of revenue	$627,466	$796,035
Total cost of revenue	690,193	858,762
Gross profit	$1,690,621	$1,522,052
General and administrative expenses	$1,543,981	$1,375,412
Total operating expenses	$1,549,987	$1,381,418
Gain on extinguishment of accrued officer compensation and accrued interest	$563,804
Total other income (loss), net	$298,276	$(265,528)
Income (Loss) before income tax provision	438,910	(124,894)
Net income (loss)	$434,290	$(129,514)

Consolidated Balance Sheets:
Additional paid-in capital	$16,469,102	$17,032,906
Accumulated deficit	(15,853,142)	(16,416,946)

Consolidated Statements of Cash Flows:
Net income (loss)	$434,290	$(129,514)
Gain on extinguishment of accrued officer compensation and accrued interest	(563,804)	-